Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Jul. 20, 2025 USD ($)	Jul. 20, 2025 SGD ($)
Borrowings [Line Items]
Fixed rate percent	2.00%				2.00%
Default interest rate	4.00%				4.00%
Interest expenses	$ 11,745		$ 9,691	$ 23,196
Weighted average interest rate	20.60%		5.00%	4.77%	20.60%
Firmus Tactical Opportunities Fund [Member]
Borrowings [Line Items]
Drew down facility					$ 600,000
Firmus Tactical Opportunities Fund [Member]
Borrowings [Line Items]
Drew down facility	$ 466,599
Outstanding principal balance	466,599	$ 600,000
Accrued interest	$ 5,118	$ 6,581
Firmus Tactical Opportunities Fund [Member] | Facility Agreement [Member]
Borrowings [Line Items]
Short-term loan facility						$ 1,477,564	$ 1,900,000